Background, Business and Basis of Presentation (Details) (USD $)	2 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended			14 Months Ended						3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended					12 Months Ended
	Aug. 14, 2010	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2007	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011	May 21, 2012	Jul. 02, 2011	Jan. 02, 2010	Dec. 31, 2009	Apr. 26, 2007	Mar. 31, 2013 Customer Contracts [Member]	Dec. 31, 2012 Customer Contracts [Member]	Mar. 31, 2013 Number of destinations [Domain]	Dec. 31, 2012 Number of destinations [Domain]	Mar. 31, 2013 All Countries [Domain]	Dec. 31, 2012 All Countries [Domain]	Mar. 31, 2013 Branded resort properties [Domain]	Dec. 31, 2012 Branded resort properties [Domain]	Mar. 31, 2013 Affiliated Entity [Member]	Dec. 31, 2012 Affiliated Entity [Member]	Mar. 31, 2013 Cruise Itineraries [Domain]	Dec. 31, 2012 Cruise Itineraries [Domain]	Sep. 30, 2012 Mini-Vacations and Sampler Programs revenue [Member]	Aug. 13, 2010 Senior Notes [Member]	Mar. 31, 2013 Senior Notes [Member] Restricted Subsidiaries [Member]	Jul. 02, 2011 Tempus Acquisition Loan [Member]	Dec. 31, 2011 Consolidation, Eliminations [Member]	Jun. 30, 2012 Tempus Acquisition [Member]	May 21, 2012 Tempus Acquisition [Member]	Jul. 02, 2011 Tempus Acquisition [Member]	Jun. 30, 2011 Tempus Acquisition [Member] Tempus Acquisition Loan [Member]	Dec. 31, 2012 PMR Acquisition [Member]	May 21, 2012 PMR Acquisition [Member]	Aug. 31, 2010 PMR Acquisition [Member]	Oct. 05, 2012 Aegean Blue Acquisition [Member]	Oct. 05, 2012 Aegean Blue Acquisition [Member] Tempus Acquisition Loan [Member]	Aug. 31, 2011 ILX Acquisition [Member]	Aug. 31, 2010 ILX Acquisition [Member]	Dec. 31, 2012 cash in escrow and restricted cash [Domain] ILX Acquisition [Member]	Aug. 31, 2011 cash in escrow and restricted cash [Domain] ILX Acquisition [Member]	Aug. 31, 2010 cash in escrow and restricted cash [Domain] ILX Acquisition [Member]
Business Acquisition, Cost of Acquired Entity, Cash Paid																																	$ 104,915,000		$ 104,915,000		$ 51,635,000	$ 51,635,000		$ 6,543,000		$ 30,722,000	$ 30,722,000		$ 30,722,000
Term of Programs					36 months																							18 months
Other Parent Company Disclosures							44									490000	490000	295	263	32	28	80	79	211	180	four	four
Debt Instrument, Interest Rate, Stated Percentage											10.00%	10.00%	12.00%																12.00%	12.00%	18.00%
Prior Period Reclassification Adjustment			500,000					2,100,000	2,000,000																							1,000,000
Net Cash Provided by (Used in) Operating Activities		10,338,000	20,701,000			9,292,000	24,600,000	9,292,000	66,001,000
Cash and Cash Equivalents, at Carrying Value		26,204,000	18,191,000				21,061,000	19,897,000	27,329,000					17,186,000
Proceeds from Issuance or Sale of Equity				62,400,000					75,000,000
Other Ownership Interests, Contributed Capital															7,100,000
Priority Returns and Redemption Premiums on Preferred Units	17.00%									16.50%
Common Stock, Par or Stated Value Per Share							$ 16.00
Financing Receivable, Credit Quality, Additional Information					.10
Business Acquisition, Purchase Price Allocation, Liabilities Assumed																																			1,200,000				1,700,000	8,800,000			4,000,000	4,154,000		4,000,000
Business Combination, Consideration Transferred																																		$ 51,635,000	$ 104,915,000	$ 104,900,000				$ 9,879,000	$ 6,600,000	$ 30,722,000	$ 30,722,000